REVENUE EARNING DEVICES	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Revenue Earning Devices
REVENUE EARNING DEVICES

6. REVENUE EARNING DEVICES

Revenue earning devices consisted of the following:

	May 31, 2023	February 28, 2023
Revenue earning devices	$2,459,470	$2,015,058
Less: Accumulated depreciation	(902,680)	(779,839)
	$1,556,790	$1,235,219

During the three months ended May 31, 2023 the Company made total additions to revenue earning devices of $444,412 which were transfers from inventory. During the three months ended May 31, 2022 the Company made total additions to revenue earning devices of $174,101 which were transfers from inventory.

Depreciation expense was $122,841 and $71,414 for the three months ended May 31, 2023, and 2022 respectively.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

6. REVENUE EARNING ROBOTS

Revenue earning robots consisted of the following:

	February 28, 2022	February 28, 2021
Revenue earning devices	$2,015,058	$1,143,724
Less: Accumulated depreciation	(779,839)	(434,661)
	$1,235,219	$709,063

During the year ended February 28, 2023, the Company made total additions to revenue earning devices of $871,334 which was transferred from inventory. During the year ended February 28, 2022, the Company made total additions to revenue earning devices of $647,116 including $647,116 in inventory transfers. During the year ended February 28, 2022, the company disposed of a revenue earning device having a net book value of $3,255 for revenues of $30,600 and included the $3,255 in cost of goods sold.

Depreciation expense for these devices was $345,178 and $208,510 for the years ended February 28, 2023 and February 28, 2022, respectively.